Mutual Funds Depositary Function (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Shares Held in Mutual Funds Subscribed by Third Parties and Assets from Mutual Funds
As of December 31, 2024 Banco Macro SA, in its capacity as depositary company, holds in custody the shares in mutual funds subscribed by third parties and assets from the following mutual funds:

Funds	Number of shares	Equity
Argenfunds Abierto Pymes	3,071,580,584	51,164,596
Argenfunds Abierto Pymes II	5,910,619,133	7,351,772
Argenfunds Ahorro Pesos	67,522,557	6,561,554
Argenfunds Financiamiento Pesos	100,000	99
Argenfunds Gestión Pesos	4,944,621,758	7,911,634
Argenfunds Infraestructura	5,390,345,583	5,566,351
Argenfunds Inversión Dólares	90,649	93,610
Argenfunds Inversión Pesos	31,736	22
Argenfunds Liquidez	7,397,545,352	93,700,274
Argenfunds Renta Argentina	323,994,328	36,994,009
Argenfunds Renta Balanceada	77,232,581	5,144,952
Argenfunds Renta Capital	4,193,768	4,636,839
Argenfunds Renta Crecimiento	3,321,012	3,925,964
Argenfunds Renta Dinámica	145,422,879,647	48,291,048
Argenfunds Renta Fija	24,548,620	3,489,823
Argenfunds Renta Fija II	17,137,289,528	18,758,521
Argenfunds Renta Flexible	46,040,329	1,217,084
Argenfunds Renta Global	7,805,866	187,069
Argenfunds Renta Mixta	3,358,170,517	43,337,409
Argenfunds Renta Mixta Plus	1,593,451	1,609,864
Argenfunds Renta Pesos	40,331,688	4,203,380
Argenfunds Renta Total	568,371,479	3,533,723
Argenfunds Renta Variable	907,230,408	707,615
Argenfunds Retorno Absoluto	76,379,985	1,557,862
Pionero Acciones	42,462,157	61,014,974
Pionero Acciones Argentinas	27,428	8,920,468
Pionero Acciones Plus	8,696,774	2,214,310
Pionero Ahorro Dólar Plus	103,045,157	107,132,315
Pionero Ahorro Dólares	72,228,566	76,194,207
Pionero Ahorro Max FCI	182,328,516	13,903,024
Pionero Argentina Bicentenario	411,654,410	16,693,184
Pionero Capital	7,629,365,983	53,478,637
Pionero Capital Plus	38,602,259	2,331,141
Pionero Crecimiento	2,102,014,252	15,768,573
Pionero Desarrollo	15,611,320,813	142,011,362
Pionero Empresas FCI Abierto Pymes	398,839,238	18,982,072
Pionero FF	134,088,106	20,364,031
Pionero Gestión	2,229,348,476	54,783,976
Pionero Infraestructura	648,211,151	2,659,015
Pionero Inversión Dólar	10,916,311	11,930,993
Pionero Moneda	100,000	100
Pionero Money Market Dólar	229,342,577	236,948,140

Funds (contd.)	Number of shares	Equity

Pionero Multiestrategia Mix	100,000	166
Pionero Multiestrategia Plus	100,000	166
Pionero Patrimonio I	163,666,412,598	211,720,676
Pionero Performance III	87,743,173	4,128,915
Pionero Pesos	5,396,654,769	365,994,268
Pionero Pesos Plus	48,915,658,297	1,926,405,632
Pionero Pesos Plus II	2,289,996,233	370,422,174
Pionero Premium	94,445,761	315,346
Pionero Recovery	6,870,313,124	15,204,240
Pionero Renta	24,037,473	24,554,493
Pionero Renta Ahorro	578,421,756	106,681,465
Pionero Renta Ahorro Plus	972,226,876	41,389,370
Pionero Renta Balanceado	6,621,283,750	55,186,195
Pionero Renta Crecimiento	15,316,760	19,766,782
Pionero Renta Dólar Estrategia	8,610,313	10,589,080
Pionero Renta Dólares	16,016,469	18,299,977
Pionero Renta Dólares Plus	5,142,612	8,778,425
Pionero Renta Estratégico	739,602,182	37,406,839
Pionero Renta Fija Dólares	42,864,607	74,137,281
Pionero Renta Global	52,513,609	7,855,278
Pionero Renta Mixta I	506,540,181	32,827,967
Pionero Renta Pesos	87,911,457	8,541,046
Pionero Retorno	11,070,583,904	16,833,727
Pionero Retorno Total	135,543,086	9,901,672
Pionero Performance	4,114,809	1,679,008
Pionero Performance II	252,889	8,133